Form N-CSR Cover	6 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Artisan Partners Funds, Inc.
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report